iShares®

iShares Trust

Supplement dated September 9, 2016

to the Statement of Additional Information (“SAI”) dated August 1, 2016 (as revised September 1, 2016) for the

iShares iBonds Sep 2016 Term Muni Bond ETF (IBME) (the “Fund”)

The information in this Supplement updates the information in, and should be read in conjunction with, the SAI for the Fund.

The Fund has liquidated effective September 8, 2016. All references to the Fund in the SAI are hereby removed.

If you have additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.	IS-A-IBME-0916

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